Financial Risk Management - Sensitivity Analysis of Interest Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
100 Basis Points
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on loss before tax, increase	$ 391	$ 28	$ 526
Impact on loss before tax, decrease	(1,294)	(375)	(526)
300 Basis Points
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on loss before tax, increase	417	84	1,578
Impact on loss before tax, decrease	$ (2,351)	$ (642)	$ (1,578)